long-term debt - TELUS Corporation junior subordinated notes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2025 USD ($) $ / NotesSeries $ / NotesSeries $ / $	Jun. 30, 2025 CAD ($) $ / NotesSeries	Apr. 30, 2025 CAD ($) $ / NotesSeries	Dec. 31, 2024 CAD ($)
long-term debt
Long-term debt	$ 30,539,000,000				$ 28,854,000,000
Prior to maturity date | Foreign exchange derivative
long-term debt
Redemption price percentage	100.00%
TELUS Corporation junior subordinated notes
long-term debt
Leverage ratios	0.50%
Repurchase offer price, expressed as percentage of principal	102.00%
TELUS Corporation junior subordinated notes | Prior to maturity date
long-term debt
Redemption price percentage	100.00%
TELUS Corporation junior subordinated notes | Maximum | Prior to maturity date
long-term debt
Redemption period	60 days
TELUS Corporation junior subordinated notes | Maximum | On or after the redemption cessation date
long-term debt
Redemption period	90 days
TELUS Corporation junior subordinated notes | Minimum | Prior to maturity date
long-term debt
Redemption period	10 days
TELUS Corporation junior subordinated notes | Minimum | On or after the redemption cessation date
long-term debt
Redemption period	10 days
6.25% Fixed-to-Fixed Rate, Series CAR
long-term debt
Issued	Multiple 3
Maturity	July 2055
Issue price | $ / NotesSeries	1,006.41	1,006.41
Effective interest rate	6.09%	6.09%
Principal face amount: Originally issued	$ 1,100,000,000
Long-term debt	$ 1,500,000,000
No-call period cessation date	July 21, 2030
Rate reset	6.25%	6.25%
Interest rate on borrowings	6.25%	6.25%
6.25% Fixed-to-Fixed Rate, Series issued in April 2025
long-term debt
Issue price | $ / NotesSeries				999.65
Effective interest rate				6.25%
Principal face amount: Originally issued				$ 1,100,000,000
Interest rate on borrowings				6.25%
6.25% Fixed-to-Fixed Rate, Series issued in June 2025
long-term debt
Issue price | $ / NotesSeries			1,026.25
Effective interest rate			5.61%
Principal face amount: Originally issued			$ 375,000,000
6.75% Fixed-to-Fixed Rate, Series CAS
long-term debt
Issued	Multiple 4
Maturity	July 2055
Issue price | $ / NotesSeries	1,020.45	1,020.45
Effective interest rate	6.46%	6.46%
Principal face amount: Originally issued	$ 500,000,000	$ 700
Long-term debt	$ 925,000,000
No-call period cessation date	July 21, 2035
Rate reset	6.75%	6.75%
Interest rate on borrowings	6.75%	6.75%
6.75% Fixed-to-Fixed Rate, Series issued in April 2025
long-term debt
Issue price | $ / NotesSeries				999.59
Effective interest rate				6.75%
Principal face amount: Originally issued				$ 500
Interest rate on borrowings				6.75%
6.75% Fixed-to-Fixed Rate, Series issued in June 2025
long-term debt
Issue price | $ / NotesSeries			1,045
Effective interest rate			6.13%
Principal face amount: Originally issued			$ 425,000,000
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A
long-term debt
Issued	June 2025
Maturity	Oct. 2055
Issue price | $ / NotesSeries	1,000	1,000
Effective interest rate	6.625%	6.625%
Long-term debt		$ 700
No-call period cessation date	Oct. 15, 2030
Rate reset	6.625%	6.625%
Interest rate on borrowings	6.625%	6.625%
First no-call period interest rate fixed at	5.79%	5.79%
Fixed exchange rate | $ / $	1.3743	1.3743
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A | Foreign exchange derivative
long-term debt
Principal face amount: Originally issued	$ 1,000,000,000
U.S. Dollar 7.00% Fixed-to-Fixed Rate, Series B
long-term debt
Issued	June 2025
Maturity	Oct. 2055
Issue price | $ / NotesSeries	1,000	1,000
Effective interest rate	7.00%	7.00%
Principal face amount: Originally issued	$ 800,000,000
Long-term debt		$ 800,000
No-call period cessation date	Oct. 15, 2035
Rate reset	7.00%	7.00%
Interest rate on borrowings	7.00%	7.00%
First no-call period interest rate fixed at	6.42%	6.42%
Fixed exchange rate | $ / $	1.3743	1.3743
U.S. Dollar 7.00% Fixed-to-Fixed Rate, Series B | Foreign exchange derivative
long-term debt
Principal face amount: Originally issued	$ 1,100,000,000
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C
long-term debt
Issued	Dec. 2025
Maturity	June 2056
Issue price | $ / NotesSeries	1,000	1,000
Effective interest rate	6.375%	6.375%
Principal face amount: Originally issued		$ 800
Long-term debt		$ 800
No-call period cessation date	June 9, 2031
Rate reset	6.375%	6.375%
Interest rate on borrowings	6.375%	6.375%
First no-call period interest rate fixed at	5.64%	5.64%
Fixed exchange rate | $ / $	1.3957	1.3957
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C | Foreign exchange derivative
long-term debt
Principal face amount: Originally issued	$ 1,100,000,000
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D
long-term debt
Issued	Dec. 2025
Maturity	June 2056
Issue price | $ / NotesSeries	1,000	1,000
Effective interest rate	6.625%	6.625%
Principal face amount: Originally issued		$ 700
Long-term debt		$ 700
No-call period cessation date	June 9, 2036
Rate reset	6.625%	6.625%
Interest rate on borrowings	6.625%	6.625%
First no-call period interest rate fixed at	6.07%	6.07%
Fixed exchange rate | $ / $	1.3955	1.3955
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D | Foreign exchange derivative
long-term debt
Principal face amount: Originally issued	$ 1,000,000,000
5.375% Fixed-to-Fixed Rate, Series CAT
long-term debt
Issued	Dec. 2025
Maturity	June 2056
Issue price | $ / NotesSeries	1,000	1,000
Effective interest rate	5.375%	5.375%
Principal face amount: Originally issued	$ 400,000,000
Long-term debt	$ 400,000,000
No-call period cessation date	June 9, 2031
Rate reset	5.375%	5.375%
Interest rate on borrowings	5.375%	5.375%
5.875% Fixed-to-Fixed Rate, Series CAU
long-term debt
Issued	Dec. 2025
Maturity	June 2056
Issue price | $ / NotesSeries	1,000	1,000
Effective interest rate	5.875%	5.875%
Principal face amount: Originally issued	$ 400,000,000
Long-term debt	$ 400,000,000
No-call period cessation date	June 9, 2036
Rate reset	5.875%	5.875%
Interest rate on borrowings	5.875%	5.875%